Stock Purchase and Award Plans , Stock Options Activity (Detail) (Stock Options, USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Stock Options
Stock Options Activities (in shares)
Beginning balance	62,020	74,590	84,652
Granted	2,983	4,437	4,634
Exercised	(27,527)	(6,096)	(1,218)
Canceled	(1,899)	(10,911)	(13,478)
Outstanding at year-end	35,577	62,020	74,590
Exercisable at year-end	26,997	50,908	60,833
Stock Options Activities (per share)
Beginning balance	$ 44.98	$ 44.80	$ 45.23
Granted	$ 55.36	$ 39.54	$ 34.93
Exercised	$ 46.26	$ 37.73	$ 34.95
Canceled	$ 46.44	$ 45.57	$ 44.98
Outstanding at year-end	$ 44.78	$ 44.98	$ 44.80
Exercisable at year-end	$ 45.22	$ 46.65	$ 46.73
Weighted average remaining contractual life for options outstanding	4 years 6 months 11 days
Weighted average remaining contractual life for options exercisable	3 years 4 months 20 days
Total intrinsic value of options exercised	$ 249	$ 39	$ 5
Intrinsic value of in-the-money options outstanding	477
Intrinsic value of in-the-money options exercisable	351
Cash received from the exercise of stock options	1,273
Tax benefit from stock options exercised	78
Unrecognized compensation expense related to outstanding stock options	$ 40
Weighted average period over which unrecognized compensation is expected to be recognized	2 years 6 months